UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22272

Nuveen California Municipal Value Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Municipal Value Fund 2 (NCB)
	November 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0% (100.0% of Total Investments)

	MUNICIPAL BONDS – 99.0% (100.0% of Total Investments)

	Consumer Staples – 6.5% (6.5% of Total Investments)
$ 2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	$ 1,814,320
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 26.07	N/R	207,360
	Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/41
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	2/17 at 100.00	B–	1,402,245
	Series 2005A-1, 5.500%, 6/01/45
4,500	Total Consumer Staples			3,423,925
	Education and Civic Organizations – 2.3% (2.3% of Total Investments)
865	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009,	11/19 at 100.00	A2	936,587
	5.500%, 11/01/39
100	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	112,644
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
150	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	168,975
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,115	Total Education and Civic Organizations			1,218,206
	Health Care – 10.8% (10.9% of Total Investments)
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/19 at 100.00	A	2,074,477
	Series 2009A, 6.000%, 7/01/39
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange	11/19 at 100.00	A	1,121,530
	County, Series 2009A, 6.500%, 11/01/38
70	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	75,418
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
75	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	83,409
	Refunding Series 2014A, 5.000%, 10/01/38
150	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	161,250
	Series 2014B, 5.000%, 10/01/44
500	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of	2/17 at 100.00	A–	502,345
	Central California, Series 2007, 5.250%, 2/01/27
470	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	476,317
	University Medical Center, Series 2016A, 5.250%, 12/01/56
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	BBB–	791,599
	6.000%, 11/01/41
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	442,008
	7.500%, 12/01/41
5,270	Total Health Care			5,728,353
	Housing/Multifamily – 1.2% (1.3% of Total Investments)
220	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	242,114
	Series 2010A, 6.400%, 8/15/45
70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	76,252
	Series 2012A, 5.500%, 8/15/47
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	283,218
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
15	5.250%, 8/15/39	8/24 at 100.00	BBB	16,663
40	5.250%, 8/15/49	8/24 at 100.00	BBB	44,123
595	Total Housing/Multifamily			662,370
	Long-Term Care – 2.2% (2.2% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for	2/21 at 100.00	AA–	1,150,700
	Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26
	Tax Obligation/General – 12.7% (12.8% of Total Investments)
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Series	5/24 at 100.00	AA	2,151,681
	2009B, 0.000%, 5/01/34 (4)
195	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	8/20 at 13.60	AA	24,044
	Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured
1,000	Rio Hondo Community College District, California, General Obligation Bonds, Election of 2004,	8/34 at 100.00	AA	921,160
	Series 2010C, 0.000%, 8/01/42 (4)
1,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/25 at 100.00	AAA	1,113,520
	Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2016F, 5.000%, 7/01/40
10,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	AA–	1,947,000
	2010 Election, Series 2012B, 0.000%, 8/01/51
500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western	8/19 at 100.00	AA+	541,620
	Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured
14,795	Total Tax Obligation/General			6,699,025
	Tax Obligation/Limited – 14.8% (15.0% of Total Investments)
1,965	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside	4/19 at 100.00	A+	2,149,435
	Campus Project, Series 2009B, 5.750%, 4/01/23
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	563,370
	2010A-1, 6.000%, 3/01/35
160	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/17 at 100.00	A	162,139
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
180	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	196,252
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	145,974
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured
425	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	No Opt. Call	BBB	471,100
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39
80	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	95,481
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	34,981
	Project, Series 2011, 6.750%, 9/01/40
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	37,569
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	223,087
190	5.750%, 9/01/39	9/23 at 100.00	N/R	202,356
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	17,677
	Area, Series 2011B, 6.500%, 10/01/25
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	21,031
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation	8/19 at 100.00	AA–	1,116,880
	Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital	4/19 at 100.00	AA	1,613,550
	Improvement Projects, Series 2009A, 5.250%, 4/01/31
585	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	599,900
	Project, Refunding Series 2006D, 5.000%, 8/01/22 – AMBAC Insured
125	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	128,175
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	28,528
	7.000%, 10/01/26
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	46,306
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26
7,230	Total Tax Obligation/Limited			7,853,791
	Transportation – 8.9% (9.0% of Total Investments)
395	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	450,027
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
865	5.750%, 1/15/46	1/24 at 100.00	BBB–	953,377
865	6.000%, 1/15/53	1/24 at 100.00	BBB–	970,435
305	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	333,222
	(Alternative Minimum Tax)
1,820	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/26 at 100.00	A+	1,988,514
	Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46
4,250	Total Transportation			4,695,575
	U.S. Guaranteed – 21.1% (21.3% of Total Investments) (5)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health	5/19 at 100.00	AA– (5)	1,110,210
	Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29
	(Pre-refunded 5/15/19)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2009:
55	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (5)	61,433
80	5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (5)	89,358
350	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of	2/17 at 100.00	N/R (5)	352,576
	Central California, Series 2007, 5.250%, 2/01/27 (Pre-refunded 2/01/17)
	California State, General Obligation Bonds, Various Purpose Series 2007:
1,230	5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (5)	1,255,990
770	5.000%, 6/01/37 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (5)	786,270
685	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	5/18 at 100.00	AA (5)	721,668
	System West, Series 2007B, 5.000%, 3/01/37 (Pre-refunded 5/23/18) – AGC Insured
575	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment	8/19 at 100.00	N/R (5)	657,081
	Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39 (Pre-refunded 8/01/19)
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2 (5)	1,212,277
	(Pre-refunded 1/15/19)
3,805	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,	8/20 at 13.60	AA (5)	483,083
	Election 2008 Series 2010B, 0.000%, 8/01/49 (Pre-refunded 8/01/20) – AGM Insured
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,628,200
	Bond Trust 3020, 16.206%, 2/01/35 (Pre-refunded 2/01/19) (IF) (6)
250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (5)	285,328
	6.625%, 11/01/29 (Pre-refunded 11/01/19)
240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (5)	262,181
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A– (5)	111,905
	2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission	2/21 at 100.00	A– (5)	18,010
	Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	18,160
15	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	18,160
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series	1/19 at 100.00	AA– (5)	1,088,710
	2009A, 5.625%, 1/01/29 (Pre-refunded 1/01/19)
13,300	Total U.S. Guaranteed			11,160,600
	Utilities – 15.6% (15.8% of Total Investments)
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds,
	Series 2016B:
705	5.000%, 7/01/31	1/26 at 100.00	Aa2	811,554
210	5.000%, 7/01/32	1/26 at 100.00	Aa2	240,305
235	5.000%, 7/01/33	1/26 at 100.00	Aa2	267,522
415	5.000%, 7/01/34	1/26 at 100.00	Aa2	470,681
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	1,290,920
	2009C, 6.500%, 11/01/39
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007,	No Opt. Call	A	2,510,369
	5.000%, 2/15/17
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A,	No Opt. Call	A	2,668,943
	5.250%, 11/01/24
7,460	Total Utilities			8,260,294
	Water and Sewer – 2.9% (2.9% of Total Investments)
1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	1,146,531
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
335	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/26 at 100.00	Aa3	382,697
	Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/32
1,410	Total Water and Sewer			1,529,228
$ 60,925	Total Long-Term Investments (cost $47,171,858)			52,382,067
	Other Assets Less Liabilities – 1.0%			515,644
	Net Assets Applicable to Common Shares – 100%			$52,897,711

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$52,382,067	$ —	$52,382,067

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of November 30, 2016, the cost of investments was $46,571,212.
Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2016, were as follows:

Gross unrealized:
Appreciation	$6,373,063
Depreciation	(562,208)
Net unrealized appreciation (depreciation) of investments	$5,810,855

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor's”), Moody’s Investors Service, Inc. (“Moody's”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Municipal Value Fund 2

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         January 27, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 27, 2017